Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010 Segments
Reportable segments			3
Washington DC properties reclassified			2
Duval County properties reclassified			2
Brooksville joint venture owned	50.00%	50.00%	50.00%
Depreciation and depletion	$ 12,250,000	$ 11,548,000	$ 10,908,000
Self insurance retention	$250,000 to $500,000	$250,000 to $500,000	$250,000 to $500,000
Health insurance stop loss coverage	250,000	250,000	250,000
Health insurance aggregate	$ 72,000	$ 72,000	$ 72,000
Buildings and improvements
Estimated useful lives	7-39
Revenue equipment
Estimated useful lives	7-10
Other equipment
Estimated useful lives	3-10